Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 1, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Brighthouse Life Insurance Company (the “Company”) File No. 333-290023 (Brighthouse Retirement Perspectives) File No. 333-156911 (Brighthouse Retirement Perspectives) Rule 497(j) Certification

Members of the Commission:

On behalf of the Company, I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 27, 2026 and Statement of Additional Information (“SAI”)

dated April 27, 2026 being used for certain variable and fixed annuity contracts offered by the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 1 and Post-Effective Amendment No. 19 for the

Company filed electronically with the Commission on April 8, 2026.

If you have any questions, please contact me at (980) 949-4167.

Sincerely,

/s/ Alyson Saad
Alyson Saad
Managing Corporate Counsel
Brighthouse Life Insurance Company